Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/16
End of Period:	07/31/16
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	31
Report Due Date:	08/18/16
Distribution Date:	08/22/16
Transaction Month:	10

2015-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$947,944,671

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,412,838
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	875,571
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	4,529,029
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	14,817,438

{7} End of period Aggregate Securitization Value					{7}	$933,127,233

{8} Pool Factor					{8}	86.058958%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$931,656,348

{11} Exchange Note Principal Payment Amount					{11}	14,817,438

{12} End of period Exchange Note Balance					{12}	$916,838,910

{13} Note Pool Factor					{13}	85.846340%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$0	$57,187,205	$245,966,471	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	2,795,176	12,022,262	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$54,392,029	$233,944,209	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	0.000000%	82.374722%	82.374722%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$831,383,676

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		14,817,438
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$816,566,238

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		81.635399%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$947,944,671

{31} Ending Designated Pool Balance							{31}	933,127,233
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	933,127,233

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$14,817,438

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$931,656,348	$0	3.49%	30	30/360	$2,709,567

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$14,674,311
{37} Net Liquidation Proceeds collected during period							{37}	6,521,481
{38} Investment Earnings							{38}	5,984
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(5,984)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	21,195,792

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	789,954
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,709,567
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	14,817,438
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	2,878,833

{47} Total Distributions:								{47}	$21,195,792

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$947,944,671
{49} Ending Agg. Securitization Value						{49}	933,127,233
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	14,817,438

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	14,817,438

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$14,817,438

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.45000%	33	Actual/360	$0
{56}	Class A-2A	$57,187,205	0	1.17%	30	30/360	55,758
{57}	Class A-2B	$245,966,471	0	1.06655%	33	Actual/360	240,474
{58}	Class A-3	$321,010,000	0	1.69%	30	30/360	452,089
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections							{63}	$17,527,005
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	5,984
{66} Investment Earnings - and amounts released from Reserve Account							{66}	1,414
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	17,534,403

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	55,758
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	240,474
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	452,089
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	14,817,438
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	1,558,690

{93} Total Distributions:								{93}	$17,534,403

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{94}	Class A	$721,323,676	$933,127,233	$0	$16,638,907	$0
{95}	Class B	763,073,676	933,127,233	0	16,558,190	0
{96}	Class C	801,563,676	933,127,233	0	16,462,606	0
{97}	Class D	831,383,676	933,127,233	0	16,376,128	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds						{98}	$1,558,690

{99} Beginning Note Balance				{99}	831,383,676
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)				{100}	14,817,438
{101} Pro-Forma Note Balance					{101}	816,566,238

{102} Ending Aggregate Securitization Value				{102}	933,127,233
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)				{103}	116,560,995
{104} Required Pro Forma Note Balance {102} - {103}					{104}	816,566,238

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}						{105}	0

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{106}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value						{107}	$933,127,233
{108} End of Period Note Balance						{108}	916,838,910
{109} Overcollateralization						{109}	16,288,323
{110} Overcollateralization %							{110}	1.75%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value						{111}	933,127,233
{112} End of Period Note Balance						{112}	816,566,238
{113} Overcollateralization						{113}	116,560,995
{114} Overcollateralization %							{114}	12.49%

RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance							{115}	$5,421,442

{116} Beginning of Period Reserve Account balance							{116}	$5,421,442
{117} Investment Earnings						{117}	1,414
{118} From the Indenture Collection Account, the Reserve Account Required Amount						{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{119}	0
{120} Total Reserve balance available:							{120}	5,422,856

{121} Specified Reserve Balance							{121}	5,421,442

{122} Release Excess Cash to Indenture Collection Available Funds							{122}	1,414

{123} End of period Reserve Account balance							{123}	$5,421,442

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{124}	Yes
{125} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{125}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting-Treasury
Date:	August 17, 2016

GM Financial

GMALT 2015-3

Supplemental Monthly Data

July 31, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$947,944,671	$708,337,589
Change	(14,817,438)	(3,979,920)

End of Period	$933,127,233	$704,357,669
Residual Value as % of Agg. Securitization Value		75.48%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	41,105	921,752,853	98.78%
31 - 60 days	396	8,653,580	0.93%
61 - 90 days	101	2,308,129	0.25%
over 90 days	16	412,671	0.04%

Total	41,618	933,127,233	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	145	3,947,763	982	28,393,860
Standard terminations	7	147,189	98	1,959,429

Total retained by lessee	152	4,094,952	1,080	30,353,289
Returned Vehicles
Early terminations	21	375,495	128	1,989,019
Standard terminations	4	58,581	33	442,491

Total returned to dealer	25	434,076	161	2,431,510
Charged off leases / Repossessed vehicles	42	875,571	458	10,261,693
Repurchases	0	0	7	218,811
Other	0	0	0	0

Total terminations	219	5,404,599	1,706	43,265,303

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	875,571	10,261,693
less: Sales proceeds	998,666	7,814,959
less: Excess wear and excess mileage received	0	0
less: Other amounts received	82,379	329,290

Net Credit (Gain) Loss	(205,474)	2,117,444

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	424,694	2,353,632
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	470,243	2,675,309
less: Excess wear and excess mileage received	1,015	2,961
less: Other recovery amounts	6,872	31,635

Residual (Gain) Loss	(53,436)	(356,273)

	Current Period	Prev. Month
Prepay Speed	0.4120%	0.4679%

Return Rate	62.5000%	542.8571%

(1)	Percentages may not add to 100% due to rounding.